Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Other equity	Deficit	Accumulated other comprehensive income	Total
Balance at the beginning at Dec. 31, 2020	$ 575,286	$ 31,360	$ (468,829)	$ 9,298	$ 147,115
Total comprehensive loss for the year:
Net loss and total comprehensive loss for the year			(71,224)		(71,224)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with the Offering	224,000		(14,271)		209,729
Issued upon stock options exercise	105	(49)			56
Stock-based compensation		6,353			6,353
Balance at the end at Dec. 31, 2021	799,391	37,664	(554,324)	9,298	292,029
Total comprehensive loss for the year:
Net loss and total comprehensive loss for the year			(76,080)		(76,080)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with the Offering	175,950		(11,434)		164,516
Issued upon stock options exercise	1,979	(1,852)			127
Stock-based compensation		10,420			10,420
Balance at the end at Dec. 31, 2022	$ 977,320	$ 46,232	$ (641,838)	$ 9,298	$ 391,012